Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets [Abstract]
Schedule of Definite-Lived Intangible Assets	Definite-lived intangible assets:
	December 31,
	2 0 2 3	2 0 2 2
	U.S. dollars in thousands

Core technology	$312	$312
Customer relationships	545	545
	857	857
Less – accumulated amortization	(586)	(524)
	271	333
Functional currency translation adjustments	(6)	41
Total intangible assets, net	$266	$374

Schedule of Goodwill	Goodwill
	Billing and related services	Messaging	Total
	U.S. dollars in thousands

Balance as of January 1, 2022	$5,430	$2,499	$7,929
Changes during the year ended December 31, 2022:
Functional currency translation adjustments	-	(144)	(144)
Balance as of December 31, 2022	$5,430	$2,355	$7,785
Changes during the year ended December 31, 2023:
Functional currency translation adjustments	-	87	87
Balance as of December 31, 2023	$5,430	$2,442	$7,872